                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:    June 30, 2000
                             ---------------------

Check here if Amendment [  ]; Amendment Number:______
  This Amendment (Check only one.):   [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:              JL ADVISORS, LLC
         -----------------------------------
Address: 655 MADISON AVENUE, 21ST FLOOR
         -----------------------------------
                  NEW YORK, NY 10021
         -----------------------------------

         -----------------------------------

Form 13F File Number: 28-______________

The instituional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:              MICHAEL LEWITTES
         -----------------------------------

Title:             MANAGING MEMBER
         -----------------------------------

Phone:              (212) 593-2729
         -----------------------------------

Signature, Place, and Date of Signing:

                                     New York, NY
-------------------------      -----------------------     ------------------
       [Signature]                  [City, State]                [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]    13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]    13F COMBINATION REPORT. (Check here if a protion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number                  Name

         28-
             ------------------------          ---------------------------------

         [Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              NONE
                                           --------------
Form 13F Information Table Entry Total:          23
                                           --------------
Form 13F Information Table Value Total:       118,912
                                           --------------
                                            (thousands)

List of Other Included Managers:

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   No.            Form 13F File Number             Name

                  28-
   --------          ------------------            -------------------------

[Repeat as necessary.]

                             REPORT FOR THE CALANDER QUARTER ENDED JUNE 30, 2000

                                    FORM 13F

                                 NAME OF REPORTING MANAGER:                  JL ADVISORS, LLC
                                                                             ----------------



---------------------------------------------------------------------------------------------------------------

                                                                                                      ITEM 5:
               ITEM 1:                     ITEM 2:           ITEM 3:           ITEM 4:               SHARES OF
           NAME OF ISSUER              TITLE OF CLASS         CUSIP          FAIR MARKET             PRINCIPAL
                                                              NUMBER            VALUE                 AMOUNT

---------------------------------------------------------------------------------------------------------------
Applied Power Inc                     CL A                     038225108      $   3,969,750            118,500
Arch Communications Group Inc         COM NEW                  039381504      $     682,763            107,100
AT&T Corp                             COM                      001957109      $   5,060,000            160,000
BRE Properties Inc                    CL A                     05564E106      $   3,118,500            108,000
Cable & Wireless Pub Ltd Co           SPONSORED ADR            126830207      $   5,649,553            112,850
Citizens Utils Co Del                 CI B                     177342201      $  19,076,775          1,105,900
Earthgrains Co                        COM                      270319106      $   3,700,900            190,400
El Paso Elec Co                       COM                      283677854      $   8,253,131            737,710
Flowers Inds Inc                      COM                      343496105      $   5,682,188            285,000
Global Lt Telecommunications          COM                      37934X100      $   2,969,969            271,540
Honeywell Intl Inc                    COM                      438516106      $   6,737,500            200,000
ICG Communications Inc                COM                      449246107      $   3,044,400            137,600
Keebler Foods Co                      COM                      487256109      $   9,775,013            263,300
Methode Electrs Inc                   CL A                     591520200      $   1,158,750             30,000
Newell Rubbermaid Inc                 COM                      651229106      $   1,287,500             50,000
Price Communications Corp             COM NEW                  741437305      $   1,340,706             56,900
Quest Communications Intl Inc         COM                      749121109      $   8,019,563            161,400
Reynolds R J Tob Hldgs Inc            COM                      76182K105      $   3,075,919            110,100
Scana Corp New                        COM                      80589M102      $  13,584,788            563,100
Sylvan Learning Sys Inc               COM                      871399101      $   6,809,531            497,500
TCI Satellite Entmt Inc               CL A                     872298104      $   1,572,133            180,965
Terex Corp New                        COM                      880779103      $   2,183,906            155,300
Williams Cos Inc Del                  COM                      959457100      $   2,159,413             51,800



COLUMN TOTALS                                                                 $ 118,912,651

                                                                                         ------------------------------------
                                                                                                   (SEC USE ONLY)
                                 NAME OF REPORTING MANAGER:   JL ADVISORS, LLC
                                                              ----------------
                                                                                         ------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
                                                    ITEM 6:                                            ITEM 8:
                                             INVESTMENT DISCRETION                            VOTING AUTHORITY (SHARES)
               ITEM 1:                ------------------------------------     ITEM 7:   ------------------------------------
           NAME OF ISSUER                         (B) SHARED-                 MANAGERS
                                       (A) SOLE    AS DEFINED  (C) SHARED-  SEE INSTR. V  (A) SOLE   (B) SHARED   (C) NONE
                                                  IN INSTR. V    OTHER
-----------------------------------------------------------------------------------------------------------------------------
Applied Power Inc                          X                                                X
Arch Communications Group Inc              X                                                X
AT&T Corp                                  X                                                X
BRE Properties Inc                         X                                                X
Cable & Wireless Pub Ltd Co                X                                                X
Citizens Utils Co Del                      X                                                X
Earthgrains Co                             X                                                X
El Paso Elec Co                            X                                                X
Flowers Inds Inc                           X                                                X
Global Lt Telecommunications               X                                                X
Honeywell Intl Inc                         X                                                X
ICG Communications Inc                     X                                                X
Keebler Foods Co                           X                                                X
Methode Electrs Inc                        X                                                X
Newell Rubbermaid Inc                      X                                                X
Price Communications Corp                  X                                                X
Quest Communications Intl Inc              X                                                X
Reynolds R J Tob Hldgs Inc                 X                                                X
Scana Corp New                             X                                                X
Sylvan Learning Sys Inc                    X                                                X
TCI Satellite Entmt Inc                    X                                                X
Terex Corp New                             X                                                X
Williams Cos Inc Del                       X                                                X



COLUMN TOTALS